Overlay Shares Foreign Equity ETF
Schedule of Investments
as of November 30, 2023 (Unaudited)

EXCHANGE TRADED FUNDS - 99.8%		Shares	Value
iShares Core MSCI EAFE ETF(a)(b)		178,125	$12,032,343
iShares Core MSCI Emerging Markets ETF		60,432	3,000,449
TOTAL EXCHANGE TRADED FUNDS (Cost $14,618,113)			15,032,792

OPTIONS PURCHASED - 0.0%	Notional	Contracts (f)	Value
Put Options - 0.0%(c)(d)(e)			$–
S&P 500 Index		–	$–
Expires December 4, 2023 at $4,400.00	2,740,680	6	105
Expires December 6, 2023 at $4,375.00	2,740,680	6	270
Expires December 8, 2023 at $4,375.00	2,740,680	6	780
Expires December 11, 2023 at $4,400.00	3,197,460	7	1,663
Expires December 13, 2023 at $4,390.00	3,197,460	7	3,185
Total Put Options			6,003
TOTAL OPTIONS (Cost $13,920)			6,003

SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%		Shares
First American Government Obligations Fund - Class X, 5.29%(g)		162,473	162,473
TOTAL SHORT-TERM INVESTMENTS (Cost $162,473)			162,473

TOTAL INVESTMENTS - 100.9% (Cost $14,794,505)			$15,201,268
Liabilities in Excess of Other Assets - (0.9)%			(131,377)
TOTAL NET ASSETS - 100.0%			$15,069,891

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $2,631,748.
(c)	Represents less than 0.05% of net assets.
(d)	Exchange-traded.
(e)	Held in connection with a written option, see Schedule of Written Options for more detail.
(f)	Each contract has a multiplier of 100.
(g)	The rate shown represents the 7-day effective yield as of November 30, 2023.

Overlay Shares Foreign Equity ETF
Schedule of Written Options
as of November 30, 2023 (Unaudited)

Options Written - (0.3)% (a)	Notional	Contracts(b)	Value
Put Options - (0.3)%
S&P 500 Index	0	0	–
Expires December 4, 2023 at $4,535.00	$2,740,680	6	$3,720
Expires December 6, 2023 at $4,500.00	2,740,680	6	2,760
Expires December 8, 2023 at $4,510.00	2,740,680	6	5,970
Expires December 11, 2023 at $4,530.00	3,197,460	7	11,445
Expires December 13, 2023 at $4,520.00	3,197,460	7	14,315
Total Put Options			38,210
Total Options Written (Premiums received $71,980)			38,210

(a)	Exchange-traded.
(b)	Each contract has a multiplier of 100.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of November 30, 2023:

Overlay Shares Foreign Equity ETF
	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$15,032,793	$–	$–	$15,032,793
Options	–	6,003	–	6,003
Money Market Funds	162,473	–	–	162,473
Total Investments	$15,195,265	$6,003	$–	$15,201,268

Investments Sold Short:
Options	$–	$38,210	$–	$38,210
Total Investments Sold Short	$–	$38,210	$–	$38,210